SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
May 31, 2027	$ 239,243
May 31, 2028	222,427	$ 243,690
May 31, 2029	207,558	227,383
May 31, 2030	207,558	207,558
May 31, 2031	190,261	207,558
February 28, 2031		207,558
February 28, 2032 and after		34,593
Total lease payments	1,067,047	1,128,340
Less: Interest	(184,676)	(207,956)
Present value of lease liabilities	$ 882,371	$ 920,384	$ 1,007,862